Advances to suppliers (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Advances to suppliers
Advances to suppliers	$ 3,459,374	$ 7,033,556
Allowance for doubtful accounts	(38,746)	(179,095)
Including:
Advances to suppliers, net	$ 3,420,628	$ 6,854,461